Goodwill and Other Intangible Assets, Net - Summary of Expected Future Amortization Expense for Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 4,308
2025	2,071	$ 7,568
2026	1,276	1,905
2027	1,276	1,110
Thereafter	1,914
Net Carrying Amount	$ 10,845	13,358
2027		1,110
Thereafter		$ 1,665